Expenses by Nature - Summary of Wages, Salaries and Fringe Benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by Nature [Line Items]
Salaries	S/ 1,304,893	S/ 1,233,272	S/ 1,728,410
Social contributions	128,046	139,423	164,965
Statutory bonuses	155,206	92,418	129,909
Employee's severance indemnities	99,011	64,421	91,958
Vacations	74,759	58,411	72,719
Worker's profit sharing (Note 26)	14,093	15,693	33,972
Others	44,515	37,363	11,018
Total	S/ 1,820,523	S/ 1,641,001	S/ 2,232,951